Intangibles and goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets [Table Text Block]

(in thousands of U.S. dollars)	Above market time charter	Option for time charter extension	Total Intangibles	Goodwill	Total
Historical cost December 31, 2015	$11,000	8,000	19,000	251	$19,251
Additions	—	—	—	—	—
Historical cost December 31, 2016	11,000	8,000	19,000	251	19,251
Amortization for the year	(2,405)	—	(2,405)	—	(2,405)
Accumulated amortization, December 31, 2016	(3,010)	—	(3,010)	—	(3,010)
Intangibles and goodwill, December 31, 2016	7,990	8,000	15,990	251	16,241

Historical cost December 31, 2016	11,000	8,000	19,000	251	19,251
Additions (note 4)	11,760	—	11,760	—	11,760
Historical cost December 31, 2017	22,760	8,000	30,760	251	31,011
Amortization for the year	(3,631)	—	(3,631)	—	(3,631)
Accumulated amortization, December 31, 2017	(6,641)	—	(6,641)	—	(6,641)
Intangibles and goodwill, December 31, 2017	$16,119	8,000	24,119	251	$24,370

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The following table presents estimated future amortization expense for the intangibles:

(in thousands of U.S. dollars)	Total
2018	$3,631
2019	3,631
2020	3,053
2021	2,755
2022	2,755
2023 and thereafter	$8,294